Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 218,735,564.16
Previously Paid Amount	0.00
Total Fee Amount	30,207.38
Total Offset Amount	0.00
Net Fee	$ 30,207.38
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A